Related Party Transactions - Summary of Amounts Due from and Due to Related Parties (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Balance Sheets:
Amount due from related parties	$ 58	$ 130
Amount due to related parties	848	628
KOAS [Member]
Balance Sheets:
Amount due from related parties	10	77
Amount due to related parties	448	423
KNOT [Member]
Balance Sheets:
Amount due from related parties	48	53
Amount due to related parties	$ 400	$ 205